Document and Entity Information	Jul. 28, 2020
Cover [Abstract]
Entity Registrant Name	SHERWIN WILLIAMS CO
Amendment Flag	false
Entity Central Index Key	0000089800
Document Type	8-K
Document Period End Date	Jul. 28, 2020
Entity Incorporation State Country Code	OH
Entity File Number	1-04851
Entity Tax Identification Number	34-0526850
Entity Address, Address Line One	101 West Prospect Avenue
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44115
City Area Code	(216)
Local Phone Number	566-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	SHW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false